Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0002052162
Registrant Name	Digital Asset Acquisition Corp.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES